Commitments	12 Months Ended
Dec. 31, 2025
Disclosure of Commitments [Abstract]
Commitments	Commitments
The Group is subject to commitments which occur in the normal course of business. The Group plans to fund these commitments out of existing facilities, internally generated funds or with the issuance of Class A common shares of the Company.
a.Lease commitments
The lease commitments in which the Group is a lessee relate to the leasing of its office spaces located in Bogotá, Edinburgh, Grand Cayman, London, Medellín, Montevideo, New York, Santiago and São Paulo.
The consolidated financial statements disclose the following amounts relating to leases:
Amounts recognized in the consolidated statement of financial position

	December 31, 2025	December 31, 2024

Right-of-use assets	33,774	29,243
(-) Depreciation of right-of-use assets	(12,303)	(8,204)
Right-of-use assets classified in Property and equipment	21,471	21,039
Lease liabilities (other current liabilities)	4,333	3,721
Lease liabilities (other non-current liabilities)	19,483	18,717
Lease liabilities	23,816	22,438
Amounts recognized in the consolidated statement of income

	2025	2024	2023

Depreciation of right-of-use assets	(4,297)	(3,254)	(3,019)
Interest on lease liabilities	(1,763)	(1,382)	(1,243)
Amounts recognized in the consolidated statement of cash flows

	2025	2024	2023

Principal paid	(4,222)	(3,229)	(2,156)
Interest on lease liabilities	(1,763)	(1,382)	(1,243)
The notable lease movement that took place during the financial year ended December 31, 2025, is as follows:
(i)On January 6, 2025, Patria Private Equity (Europe) Limited, as lessee, entered into a lease agreement with Abrdn UK Real Estate Funds ICVC for its investment offices in Edinburgh, Scotland – United Kingdom. The lease is for a period of ten years.
Refer to note 31 for liquidity analysis on lease contracts and note 32 for disclosures on leases with related parties.
b.Consideration payable from acquisitions
The table below summarizes the consideration payable from acquisition transactions.

	December 31, 2025	December 31, 2024

Consideration payable from acquisition (a)	130,512	139,469
Contingent consideration payable (b)	41,429	38,628
Deferred consideration payable (c)	10,100	42,900
Other consideration payable	2,393	2,227
Total consideration payable from acquisitions	184,434	223,224

Consideration payable from acquisition (a)	102,382	59,789
Contingent consideration payable (b)	7,021	7,214
Deferred consideration payable (c)	9,056	34,983
Current liabilities – consideration payable from acquisitions	118,459	101,986

Consideration payable from acquisition (a)	28,130	79,680
Contingent consideration payable (b)	34,408	31,414
Deferred consideration payable (c)	1,044	7,917
Other consideration payable	2,393	2,227
Non-current liabilities – consideration payable from acquisitions	65,975	121,238
(a)Consideration payable from acquisition is comprised of outstanding purchase prices payable for the acquisition of businesses and fund management rights. The consideration payable balances outstanding on December 31, 2025, are as follows:
i.On July 15, 2025, the Group acquired the fund management rights of Genial Gestão and Plural Gestão de Recursos for R$82.0 million (US$14.9 million). The amount of R$31.6 million (US$5.9 million) was paid in cash at acquisition with the remaining balance payable in two equal installments on January 31, 2026, and June 30, 2026 (adjusted for time value of money using the Brazilian CDI rate). On December 31, 2025, a balance of US$9.6 million remains payable. On January 29, 2026, the Group paid US$5.1 in cash as part settlement of the amount outstanding - refer to note 33.
ii.On July 1, 2025, the Group acquired Vectis Gestão de Recursos for R$100.0 million (US$18.3 million) which was merged into Patria VBI Securities Ltda. The amount of R$25.0 million (US$4.6 million) was paid on July 1, 2025, with the outstanding balance to be settled within the next thirty-six months (adjusted for time value of money using the Brazilian CDI rate). On December 31, 2025, a balance of US$14.6 million remains payable.
iii.On December 23, 2024, the Group entered into an agreement acquiring an additional 29.72% interest in Igah IV for the amount of R$24.3 million (US$4.4 million) that will be settled in cash between the years 2024 and 2028 (adjusted for time value of money using the Brazilian CDI rate). The Group settled the amount of R$4.1 millions (US$0.8 million) during December 2024 and R$2.9 million (US$0.5 million) on January 31, 2025. On December 31, 2025, a balance of US$2.8 million remains payable (December 31, 2024: US$2.5 million). Between February 28, 2026, and March 5, 2026, the Group paid US$1.3 million in cash settling the current portion of the consideration payable - refer to note 33.
iv.On April 26, 2024, the Group acquired a carve-out interest in Aberdeen. The Group paid the amount of US$20.1 million on February 06, 2025, with a balance of US$29.0 million outstanding on December 31, 2025 (December 31, 2024: US$44.6 million). The outstanding amount was settled on April 24, 2026 - refer to note 33.
v.On August 1, 2024 (closing date), the Group exercised its option to acquire the remaining 50% interest in VBI from the non-controlling interest. The option arrangement was put in place between the Group and the non-controlling interest of VBI upon the business combination that took place during July 2022 (refer note 21(d)). The option arrangement includes the acquisition of 50% common shares and the preferred stock from previous owners of VBI. The consideration of R$404.5 million (US$73.5 million) for the 50% common shares of VBI will be settled through cash (R$229.2 million or US$41.7 million) and the issue of Class A common shares of the Company (R$175.3 million or US$31.9 million).
    The cash consideration will be/was settled as follows:
▪R$22.2 million (US$4.2 million) on closing date (amount was paid on August 1, 2024);
▪R$98.4 million (US$18.3 million) twelve months after closing date (amount was paid on August 13, 2025); and
▪R$108.6 million (US$19.7 million) twenty-four months after the closing date (August 1, 2026).
    The preferred stock of R$38.7 million (US$7.1 million) will be settled in cash over the next two years. The first payment of R$3.8 million (US$0.7 million) was made on August 1, 2024, with a second payment of R$4.2 million (US$0.8 million) on July 31, 2025.
    On December 31, 2025, US$39.6 million remains payable (December 31, 2024: US$64.3 million). On January 20, 2026, the Group issued 1,074,339 Class A common shares of the Company (approximately US$15.9 million) settling the equity portion of the consideration payable - refer to note 33. Additionally, on January 29, 2026, the Group paid US$2.8 million in cash as settlement of the cash consideration payable - refer to note 33.
vi.The acquisition of CSHG in 2024 triggered a R$50 million (US$9.1 million) price adjustment to the consideration paid for the acquisition of VBI. R$25.0 million (US$4.9 million) was paid on April 1, 2024, issuing 337,992 Class A common shares of the Company. The remaining amount of R$28.4 million or US$5.2 million became due and payable on the finalization of CSHG funds transfer of which R$8.3 million (US$1.5 million) was settled in cash on August 1, 2024, and R$9.5 million (US$1.8 million) on August 13, 2025. R$10.6 million (US$1.9 million) remains payable on December 31, 2025, and will be settled in cash on August 1, 2026 (December 31, 2024: US$2.8 million).
vii.For the year ended December 31, 2025, no payments were due for the acquisition of Patria Asset Management (formerly BanColombia) with a balance of US$33.0 million that remains payable (December 31, 2024: US$25.3 million).
(b)Contingent consideration payable is comprised of earn-outs payable to former owners of acquired businesses if agreed targets are reached - refer to note 31 in these consolidated financial statements for details on fair value measurements. The contingent consideration balances outstanding on December 31, 2025, are as follows:
i.The earn-out payable for Kamaroopin had a fair value of US$ Zero on December 31, 2025, that resulted in a reversal of US$7.2 million during 2025.
ii.The earn-out payable linked to the carve-out acquisition in Aberdeen Inc. had a fair value of US$29.1 million on December 31, 2025, and remains payable on December 31, 2025.
iii.The earn-out for BlueMacaw has a fair value of US$7.5 million on December 31, 2025. The Group recognized a payable of US$8.5 million during the year ended December 31, 2025, and settled US$1.0 million (US$0.5 million on April 10, 2025, and August 1, 2025, respectively). US$7.5 million remains payable on December 31, 2025. On April 7, 2026, the Group paid US$2.2 million - refer to note 33.
iv.The earn-out payable to the previous owners of Nexus had a fair value of US$4.8 million on December 31, 2025, and was adjusted downwards compared to the fair value of US$6.1 million on December 31, 2024. On January 29, 2026, the Group settled the contingent consideration payable - refer to note 33.
(c)Deferred consideration payable is comprised of retention bonuses payable to management and employees of certain acquired businesses. The retention bonuses outstanding on December 31, 2025, are as follows:
i.A retention bonus to the amount of US$2.1 million (December 31, 2024: US$1.9 million) is payable to employees of CSHG that will be settled over a period of two years.
ii.A deferred consideration payable to the amount of US$6.4 million (December 31, 2024: US$12.3 million) relates to commission agreements in place with key management and employees of Aberdeen who were transferred to GPMS during the carve-out acquisition on April 26, 2024. The deferred consideration payable was settled on February 28, 2026 - refer to note 33.
iii.On January 31, 2025, the Group settled the deferred consideration payable to Moneda partners with the issuance of 2,423,546 Class A common shares of the Company. No amount is outstanding on December 31, 2025 (December 31, 2024: US$28.7 million).
The reconciliation of consideration payable from acquisitions for the years ended December 31, 2025, and 2024 is presented below:

	Note	2025	2024

Balance on January 1		223,224	101,940
Present value remeasurements and changes in fair values	26(a) & 27(e)	10,347	25,280
Acquisition payables recognized from asset acquisitions		23,346	84,551
Acquisition payables recognized on business combination	30	—	138,334
Deferred consideration expense		4,005	11,245
Deferred consideration recognized on business combination		—	16,549
Deferred consideration settled in Class A common shares of the Company	29(b)	(29,741)	(32,705)
Acquisition payables settled in cash		(48,694)	(86,167)
Acquisition payables settled in Class A common shares of the Company	29(b)	(14,687)	(4,870)
Transfers		—	(3,979)
Cumulative translation adjustment		16,634	(26,954)
Balance on December 31		184,434	223,224
c.SPAC commitment subject to possible redemption
The holders of SPAC Class A Ordinary Shares of PLAO have the right to redeem their shares in cash upon the completion of PLAO’s initial business combination. With the 15-month extension approved on June 12, 2024, the holders of shares redeemed 12,339,057 shares with the remaining 4,541,424 share redeemed on September 16, 2025 (refer note 5(h) and note 12(a)).
The Group accounts for the SPAC Class A Ordinary Shares subject to redemption as a financial liability measured at amortized cost which as of December 31, 2025, was US$ Zero (December 31, 2024: US$54,053). The instrument was initially recognized at fair value, net of the corresponding eligible transaction costs. The warrant component issued to the shareholders of PLAO is separately accounted as derivatives and measured at fair value with the change in fair value recorded in the consolidated statement of income (refer to note 12(c) and note 27).
For the year ended December 31, 2025, and 2024 no offering costs were expensed.
Changes during the year in the Group’s commitment subject to possible redemption are detailed below. Changes in the SPAC’s IPO initial costs and interest earned represent a non-cash charge against commitments subject to redemption and have no impact on the Group’s consolidated statement of cash flows during the year which will be settled upon any redemptions:

Commitment subject to possible redemption

Balance at December 31, 2023	187,356
Interest earned on trust account	6,021
Deposits	1,977
Redemptions	(141,301)
Balance at December 31, 2024	54,053
Interest earned on trust account	1,633
Deposits	545
Redemptions	(56,231)
Balance at December 31, 2025	—
d.Gross obligation under put option
i.VBI – Option arrangements
The business combination concluded on July 1, 2022, included VBI Option arrangements with the non-controlling shareholders of VBI. The Group exercised its call option on August 1, 2024, that resulted in the derecognition of the gross obligation under put option.
ii.Igah GP IV – Option arrangements
The business combination with Igah GP IV concluded on November 30, 2022, and included Igah Option arrangements to acquire the remaining interest in Igah GP IV from the selling shareholders.
The Group increased its interest in Igah GP IV on December 23, 2024, that resulted in partial derecognition of the gross obligation. The option to exercise the remaining portion of the call and put option was extended to take place between November 2025 and November 2027. The gross obligation under put option had a fair value of US$ Zero on December 31, 2025.
iii.Tria – Option arrangements
The business combination with Tria, concluded on April 2, 2024, includes option arrangements with the non-controlling shareholders of Tria. The Tria put options can be individually exercised by each non-controlling shareholder, being December 31, (i) 2029; (ii) 2030; or (iii) 2031, the “Base Date” and each month of April for the years between 2029, 2030 or 2031 the “Option Window”. If the Tria put options are not exercised during the option window, the Group may exercise the Tria call options in the month of May immediately after the end of each Tria put option window.
The fair value of the Tria put option was determined using a Monte Carlo simulation. The assumptions for the simulation are the volatility of the variable in question, the risk-free discount rate and the time remaining until maturity.
Changes in gross obligations under put option for the periods ended December 31, 2025, and 2024, were as follows:

	Note	VBI	Igah IV	Tria	Total

Balance at December 31, 2023		81,588	11,338	—	92,926
Cumulative translation adjustment		(10,782)	(1,694)	(3,193)	(15,669)
Gross obligation recognized / (derecognized)		(69,834)	—	17,117	(52,717)
Transferred to acquisitions payable		—	(3,189)	—	(3,189)
Gross obligation fair value changes	26	(972)	(3,952)	1,831	(3,093)
Balance at December 31, 2024		—	2,503	15,755	18,258
Cumulative translation adjustment		—	(897)	2,324	1,427
Gross obligation recognized / (derecognized)		257	(637)	2,159	1,779
Gross obligation fair value changes	26	(257)	(969)	4,339	3,113
Balance at December 31, 2025		—	—	24,577	24,577
The gross obligation fair value changes are recognized in the consolidated statement of income under other income or other expense - refer to note 26.